Related Party Transactions (Details) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 27, 2017	Nov. 21, 2017	Oct. 31, 2016	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Details) [Line Items]
Initial business combination, description		Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value and one redeemable common stock purchase warrant (the “Warrants”). Under the terms of a warrant agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the initial business combination. Each Warrant entitles the holder to purchase one half of one share of Class A common stock at a price of $5.75 (11.50 per whole share). No fractional shares will be issued upon exercise of the warrants. If, upon exercise of the warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Class A common stock to be issued to the warrant holder.							The Company pays $10,000 a month ($120,000 for each of the years ended December 31, 2019 and 2018) for office space, accounting services, utilities and secretarial support provided by the Sponsor subsequent to the date the Company’s securities were first listed on the NYSE.
Accounting services, utilities and secretarial support provided by Sponsor				$ 10,000	$ 30,000	$ 90,000	$ 90,000	$ 120,000
Monthly payments								$ 10,000
Private Placement [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Private placement purchase		$ 8,750,000
Private placement warrants purchased (in Shares)		17,500,000
Warrant price per share (in Dollars per share)		$ 0.50
Share price per share (in Dollars per share)		5.75
Over-Allotment Option [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Shares forfeited (in Shares)	1,125,000
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Share price per share (in Dollars per share)		$ 11.50						$ 10
Common Stock [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)			$ 0.004
Shares forfeited (in Shares)			1,125,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased shares of Class F common stock (in Shares)			8,625,000
Class F common stock value			$ 25,000
Common stock par value (in Dollars per share)			$ 0.001
Shares forfeited (in Shares)		1,125,000	1,125,000
Issued and outstanding shares of public offering, percentage			20.00%
Initial business combination, description			The Company’s initial stockholder has agreed not to transfer, assign or sell any of its Founder Shares until the earlier of (A) one year after the completion of the Company’s initial Business Combination, or earlier if, subsequent to the Company’s initial Business Combination, the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial Business Combination or (B) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property (the “Lock Up Period”).			The Company’s initial stockholder has agreed not to transfer, assign or sell any of its Founder Shares until the earlier of (A) one year after the completion of the Company’s initial business combination, or earlier if, subsequent to the Company’s initial business combination, the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination or (B) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the initial business combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property (the “Lock Up Period”).
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares forfeited (in Shares)	1,125,000